Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficiency

Note 9- Stockholders’ Deficiency

Shares Authorized

The Company’s authorized capital stock consists of 22,500,000 shares of Class A common stock, par value $0.001 per share, 2,500,000 Class B common stock, par value $0.001per share, 5,000,000 shares of Series A preferred stock, par value $0.001 per share and 96,428 Series B preferred stock, par value $0.001 per share.

On January 9, 2019, the Company entered into a Note Conversion Agreement (the “Conversion Agreement”) with SBI Investments LLC, 2014-1, a statutory series of Delaware limited liability corporation (“SBI”), and Old Main Capital, LLC, a Florida series limited liability corporation (“Old Main”). Pursuant to the Conversion Agreement, SBI converted $916,666.67 of principal and accrued interest owed to SBI by the Company pursuant to a promissory Note into 54,000 shares of the Company’s Series B Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”), in full satisfaction of such obligation. Pursuant to the Conversion Agreement, Old Main converted $733,333.33 of principal and accrued interest owed to Old Main by the Company pursuant to a promissory Note into 42,429 shares of the Company’s Series B Preferred Stock in full satisfaction of such obligation.

Effective as of April 10, 2019, the Company reincorporated to the State of Delaware from the State of Nevada and amended its Articles of Incorporation to decrease its authorized capital stock from 500,000,000 to 30,000,000 shares, of which 25,000,000 will be common stock and 5,000,000 will be preferred stock, of which, 1,000 shares have been previously designated as Series A Preferred Stock (the “Series A Preferred Stock”) and 96,428 shares have been designated as Series B Preferred Stock (the “Series B Preferred Stock”). In connection with the Company reincorporating to the State of Delaware, the Company also filed certificates of designation, preferences and rights for the Series A Preferred Stock and Series B Preferred Stock with the Secretary of State of the State of Delaware.

Common Stock

Common Shares Issued for Cash

No common shares were issued for cash during the six months ended September 30, 2019.

Common Shares Issued for Non- Cash

No common shares were issued for non-cash during the nine months ended September 30, 2019.

Preferred Stock

On January 9, 2019, the Company entered into a Note Conversion Agreement (the “Conversion Agreement”) with SBI Investments LLC, 2014-1, a statutory series of Delaware limited liability corporation (“SBI”), and Old Main Capital, LLC, a Florida series limited liability corporation (“Old Main”). Pursuant to the Conversion Agreement, SBI converted $916,666.67 of principal and accrued interest owed to SBI by the Company pursuant to a promissory Note into 54,000 shares (the “SBI Conversion Shares”) of the Company’s Series B Preferred Stock in full satisfaction of such obligation and Old Main converted $733,333.33 of principal and accrued interest owed to Old Main by the Company pursuant to a promissory Note into 42,429 shares (the “Old Main Conversion Shares”) of the Company’s Series B Preferred Stock in full satisfaction of such obligation.

On October 24, 2019, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with SBI and Oasis Capital, LLC, a Puerto Rico limited liability company (“Oasis” and together with SBI, the “Investors”, and each, an “Investor”), pursuant to which the Investors agreed to, in the aggregate between the Investors, purchase from the Company up to Ten Million Dollars ($10,000,000.00)(the “Maximum Commitment Amount”) of the Common Stock.

Under the terms of the Purchase Agreement, the Company shall have the right, but not the obligation, to direct an Investor, by its delivery to the Investor of a put notice (the “Put Notice”) from time to time beginning on the execution date of the Purchase Agreement and ending on the earlier to occur of: (i) the date on which the Investors shall have purchased Put Shares equal to the Maximum Commitment Amount, (ii) October 24, 2021, or (iii) written notice of termination by the Company to the Investors (together, the “Commitment Period”), to purchase Put Shares.

Notwithstanding any other terms of the Purchase Agreement, in each instance, (i) the amount that is the subject of a Put Notice (the “Investment Amount”) is not more than the Maximum Put Amount (as defined below), (ii) the aggregate Investment Amount of all Put Notices shall not exceed the Maximum Commitment Amount and (iii) the Company cannot deliver consecutive Put Notices and/or consummate closings to the same Investor, meaning for the avoidance of doubt, that Put Notices delivered by the Company must alternate between Oasis and SBI. “Maximum Put Amount” means the lesser of (i) such amount that equals two hundred fifty percent (250%) of the average daily trading volume of the Common Stock and (ii) One Million Dollars ($1,000,000.00). The price paid for each share of Common Stock (the “Purchase Price”) subject to a Put Notice (each, a “Put Share”) shall be 85% of the Market Price (as defined below) on the date upon which the Purchase Price is calculated in accordance with the terms and conditions of the Purchase Agreement. “Market Price” means the one (1) lowest traded price of the Common Stock on the principal market for any trading day during the Valuation Period (as defined below), as reported by Bloomberg Finance L.P. or other reputable source. “Valuation Period” means the period of five (5) consecutive trading days immediately following the Clearing Date (as defined below) associated with the applicable Put Notice during which the Purchase Price of the Common Stock is valued, provided, however, that the Valuation Period shall instead begin on the Clearing Date if the respective Put Shares are received as DWAC Shares in the applicable Investor’s brokerage account prior to 11:00 a.m. EST on the respective Clearing Date. “Clearing Date” means the date on which an Investor receives the Put Shares as DWAC Shares in its brokerage account.

Concurrently with the execution of the Purchase Agreement, the Company, SBI and Oasis entered into a Registration Rights Agreement, dated as of October 24, 2019 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company shall by December 8, 2019, file with the SEC an initial registration statement on Form S-1 covering the maximum number of Registrable Securities (as defined below) as shall be permitted to be included in accordance with applicable SEC rules, regulations and interpretations so as to permit the resale of such Registrable Securities by the Investors, including but not limited to under Rule 415 under the Securities Act at then prevailing market prices (and not fixed prices), as mutually determined by both the Company and the Investors in consultation with their respective legal counsel. “Registrable Securities” means all of the Put Shares which have been, or which may, from time to time be issued, including without limitation all of the shares of Common Stock which have been issued or will be issued to an Investor under the Purchase Agreement (without regard to any limitation or restriction on purchases), and any and all shares of capital stock issued or issuable with respect to Put Shares (as such terms are defined in the Purchase Agreement) issued or issuable to an Investor, and shares of Common Stock issued to an Investor with respect to the Put Shares and the Purchase Agreement as a result of any stock split, stock dividend, recapitalization, exchange or similar event or otherwise, without regard to any limitation on purchases under the Purchase Agreement.

As compensation for the commitments made under the Purchase Agreement, the Company paid to the Investors a commitment fee equal to four percent (4%) of the Maximum Commitment Amount (the “Commitment Fee”). The Commitment Fee was paid by the Company by issuing to the Investors 28,752 shares of the Company’s Series B Preferred Stock.

Prior to and in connection with the execution and delivery of the Loan Agreement, Capital Park formed C-PAK Holdings and incorporated C-PAK PREFCO SPV I, INC., a Delaware corporation (“PrefCo”).

Under the terms of the Amended and Restated Certificate of Incorporation of PrefCo (the “PrefCo Certificate of Incorporation”), (i) Capital Park purchased 10,000 shares of Common Stock from PrefCo for $1,000; and (ii) an affiliate of PLC ECI-Master Fund, Piney Lakes Opportunities NON-ECI Master Fund, LP, a Cayman Islands exempted limited partnership (“PLC NON-ECI Master Fund”), purchased 3,000 shares of Preferred Stock in PrefCo for $3,000,000.

Immediately upon receipt of proceeds from the sale of the 3,000 shares of Preferred Stock of PrefCo to PLC NON-ECI Master Fund, PrefCo purchased 3,000 Preferred Units of C-PAK Holdings for $3,000,000. In accordance with the terms of the Amended and Restated Limited Liability Company Agreement of C-PAK Holdings, dated as of May 3, 2019 (the “C-PAK Holdings LLC Agreement”) and pursuant to separate subscription agreements, (i) C-PAK Holdings issued and sold to PLC ECI-Master Fund 1,000 Common Units; and (ii) C-PAK Holdings issued and sold to PrefCo 9,000 Common Units.

Under the C-PAK Holdings LLC Agreement, holders of Preferred Units shall be entitled to receive cumulative preferred distributions which shall accrue on the sum of $1,000, plus the amount of accrued and unpaid preferred distributions at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, as the same shall be increased by 2% per annum in the event the Company fails (a) to properly redeem the Preferred Units as required under the C-PAK Holdings LLC Agreement, (b) to pay the Redemption Price upon the liquidation, dissolution or winding-up of C-PAK Holdings; or (c) to redeem the Common Units owned by PLC ECI-Master Fund when and if PLC ECI-Master Fund exercised its right to put the Common Units to C-PAK Holdings, at the then fair market value thereof. The holders of the Preferred Units shall furthermore be entitled to receive distributions before the holders of the Common Units. On each Distribution Payment Date up to fifty percent (50%) of any Preferred Unit distributions accrued during the quarter ending on such date may be declared and paid in cash. For the portion of the distributions on Preferred Units that are not paid in cash on the Distribution Payment Date, that amount shall be added to the Liquidation Preference and shall thereafter accrue and compound at the Preferred Distribution Rate.

C-PAK Holdings may redeem Preferred Units at any time upon payment of the Redemption Price. In the event of a change of control, insolvency, or liquidation of C-PAK Holdings or any default and acceleration under the Loan Agreement, C-PAK Holdings must redeem the Preferred Units at the Redemption Price. Finally, holders of Preferred Units may elect to sell their Preferred Units to the Company at any time following May 2, 2024 at the applicable Redemption Price.

Under the C-PAK Holdings LLC Agreement, the “Redemption Price” to be paid (i) before May 2, 2022 is equal to the sum of two (2) times the sum of the sum of (A) $1,000, plus (B)(1) the amount of accrued and unpaid preferred distributions calculated at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, plus (2) the amount of the preferred distributions that would accrue during the same period; and (ii) after May 2, 2022, shall be an amount equal to the sum of (Y) $1,000, plus (Z) the amount of accrued and unpaid preferred distributions calculated at a rate of 13% per annum plus the LIBOR rate set forth under the Loan Agreement, as the same may be adjusted to reflect defaults under the C-PAK Holdings LLC Agreement.

Under certain circumstances of a redemption breach, PLC ECI-Master Fund shall have the right, and not the obligation, to force C-PAK Holdings to affect a sale thereof.

The terms of the PrefCo Certificate of Incorporation mirror the provisions of the C-PAK Holdings LLC Agreement with the terms of the Preferred Stock and Common Stock being similar to the terms of the Preferred Units and the Common Units, respectively. Moreover, the manner in which the Redemption Price on the Preferred Stock is calculated mirrors the manner in which the Redemption Price on the Preferred Units is calculated. Once the Preferred Stock is redeemed under the PrefCo Certificate of Incorporation, PLC NON-ECI Master Fund shall no longer hold an equity interest in PrefCo. Furthermore, at any time after November 2, 2024 through and including November 2, 2025, PLC ECI-Master Fund may compel C-PAK Holdings LLC to repurchase its Common Units at the then fair market value.

In addition, Capital Park and/or its subsidiaries entered into additional agreements, including a Stockholders’ Agreement, Investors’ Rights Agreement and Management Services Agreement, each dated as of May 3, 2019, which memorialize supplemental agreements between the parties related to the transactions described above.

Note 10- Stockholders’ Deficiency

Shares Authorized

The Company’s authorized capital stock consists of 495,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share.

On December 28, 2016, the Company filed a certificate of designation, preferences and rights of Series A Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Nevada to designate 1,000 shares of its previously authorized preferred stock as Series A Preferred Stock. The holders of shares of Series A Preferred Stock that are not entitled to dividends or distributions have the following voting rights:

●	Each share of Series A Preferred Stock entitles the holder to 50,000 votes on all matters submitted to a vote of the Company’s stockholders. In the event that such votes do not total at least 51% of all votes, then the votes cast by the holders of the Series A Preferred Stock shall be equal to 51% of all votes cast at any meeting of the Company’s stockholders or any issue put to the stockholders for voting.

●	Except as otherwise provided in the Certificate of Designation, the holders of Series A Preferred Stock, the holders of Company common stock and the holders of shares of any other Company capital stock having general voting rights and shall vote together as one class on all matters submitted to a vote of the Company’s stockholders.

●	The holders of the Series A Preferred Stock do not have any conversion rights.

Effective as of February 22, 2017, the Company amended its Articles of Incorporation to increase its authorized capital stock from 125,000,000 to 500,000,000 shares, of which 495,000,000 will be common stock and 5,000,000 will be preferred stock, of which, 1,000 shares have been previously designated as Series A Preferred Stock (the “Series A Preferred Stock”) and effected a 1 for 30 reverse stock split of its issued and outstanding shares of common stock. The number of shares outstanding prior to the reverse stock split was 68,976,690 and was converted into 2,299,223 number of shares. All per share amounts and number of shares in the financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Common Stock

Common Shares Issued for Cash

No common shares were issued for cash during the year ended December 31, 2017.

No common shares were issued for cash during the year ended December 31, 2018.

Common Shares Issued for Non- Cash

During the year ended December 31, 2018, a total of $7,709 of the June 2016 Note was converted to 868,181 shares of common stock at a price of $0.00888 per share on January 25, 2018.

The related derivative liability of $596, as disclosed in Note 6, was transferred to the additional paid-in capital during the year ended December 31, 2017.

Preferred Stock

On February 21, 2017, the Company entered into an investment agreement (the “Investment Agreement”) with Stewart Garner, the Company’s former Chief Executive Officer and the sole member of its Board of Directors. Pursuant to the terms of the Investment Agreement, the Company sold to Mr. Garner 1,000 shares of the Company’s Series A Preferred Stock, par value of $0.001 per share, at a purchase price of $0.10 per share, or an aggregate of $100.